Net income/(expense) from financial instruments measured at fair value through profit and loss - Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	[1]	$ 16,661	$ 10,278	$ 7,744
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	7,887	(13,831)	4,053
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(199)	561	(81)
Net trading activities
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		20,391	2,372	6,668
Other instruments managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		(3,730)	7,906	1,076
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		$ 8,086	$ (14,392)	$ 4,134

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.